Joint Arrangements - Joint Ventures and Associates (Details) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Disclosure Of Joint Ventures And Associates [Line Items]
Net earnings (loss)	$ 3,293	$ 4,458
Other comprehensive income	370	(167)
Total Comprehensive Income	3,663	4,291
Joint ventures
Disclosure Of Joint Ventures And Associates [Line Items]
Net earnings (loss)	11	1
Total Comprehensive Income	11	1
Carrying amount as at December 31	75	51
Associates
Disclosure Of Joint Ventures And Associates [Line Items]
Net earnings (loss)	(19)	(3)
Total Comprehensive Income	(19)	(3)
Carrying amount as at December 31	$ 110	$ 89